Employee Benefit Plans (Net amount in AOCI and regulatory assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Regulatory assets	$ 3,620	$ 2,566
Defined benefit pension plans
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	15	30
Deferred income tax expense (recovery)	7	8
AOCI, net of tax	22	38
Regulatory assets	336	192
AOCI, net of tax and regulatory assets	358	230
Non-pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	(10)	0
Deferred income tax expense (recovery)	1	(1)
AOCI, net of tax	(9)	(1)
Regulatory assets	31	91
AOCI, net of tax and regulatory assets	$ 22	$ 90